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COVER
Cover Letter


                                            March 6, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Ladies and Gentlemen:

Transmitted with this letter is Solutia Inc.'s Annual Report on Form 10-K for the year ended December 31, 2002 together with the related exhibits.

The 2002 financial statements contained in Solutia Inc.'s 2002 Annual Report on Form 10-K, provided with this letter, reflect the adoption of SFAS No. 142, "Goodwill and Other Intangible Assets." Other than the adoption of this standard, the 2002 financial statements do not reflect any material change from the preceding year in any accounting principles or practices or in the method of applying such principles or practices.

                                            Sincerely,


                                            /s/ James M. Sullivan

                                            James M. Sullivan
                                            Vice President and Controller